MATERIAL ACCOUNTING POLICY INFORMATION - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2021 shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement	1
Number of years for stock-based awards to vest	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement	1
Minimum required annual retainer (as percent)	63.60%
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement	1
Number of years for stock-based awards to vest	3 years
PGSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of base salary to determine annual performance granted share units	300.00%
PGSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of base salary to determine annual performance granted share units	600.00%